THE ALGER PORTFOLIOS
111 Fifth Avenue
New York, New York  10003

April 12, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Craig Ruckman

Re:          The Alger Portfolios (File Nos.: 811-5550, 33-21722)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Portfolios (the “Trust”), we are filing Post-Effective Amendment No. 35 (the “Amendment”) under the Securities Act of 1933, as amended (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act.

The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the prior Post-Effective Amendment to the Trust’s Registration Statement filed with the SEC on February 9, 2010 in order to add a summary prospectus (“Summary”) for each series of the Trust. Additional marked changes update financial and other information in each statutory prospectus (“Statutory Prospectus”) and the statement of additional information (“SAI”) for the Trust.  Comments were provided to me by telephone by Craig Ruckman of the Staff on March 26, 2010.

For the convenience of the Staff, comments have been restated below in their entirety.  The Trust’s response follows each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

SUMMARY PROSPECTUS

1.             Staff Comment:

Please confirm supplementally that if the Trust filed a proxy statement pursuant to Rule 14a-16 under the Securities Exchange Act of 1934 (the “Exchange Act”), the Trust would post the proxy statement online.

Response:  If the Trust filed a proxy statement, the Trust would comply with Rule 14a-16 under the Exchange Act and post the proxy statement online.

2.             Staff Comment:

If you intend to use a summary prospectus, please send it in to the SEC with the legend pursuant to Rule 498(b)(1)(v) under the Securities Act (the “Legend”). If the Legend is the language that was included in the Trust’s filing under Rule 485(a) under the Securities Act, the Staff has reviewed the Legend, and notes that the term “Summary Section” must be revised to state “Summary Prospectus.”

Response:  As discussed with the Staff, the Trust intends to use a Summary.  The Legend on the Summary has been revised to state “Summary Prospectus.”

3.             Staff Comment:

The Staff notes that the annual report cannot be incorporated by reference into the Summary as it has not been incorporated by reference into the Statutory Prospectus, and the reference to the annual report should be deleted from the Legend.

Response:  As discussed with the Staff, the Legend in the Summary no longer refers to the annual report.

4.             Staff Comment:

The Legend directs investors to www.alger.com.  Please confirm supplementally to the Staff that the website conforms to Rule 498(b)(1)(v)(A) under the Securities Act.

Response:  We believe that the website is specific enough to lead investors directly to the page where they can select the appropriate Statutory Prospectus.  While logistically we cannot provide a website address that leads directly to the Statutory Prospectus, we believe we are in compliance with Rule 498(b)(1)(v)(A) under the Securities Act.

5.             Staff Comment:

Please revise the preamble to the expense table to reflect that the data does not reflect separate account expenses, and if it did, expenses would be higher.  Similarly in the performance table, please note that if separate account expenses were reflected, performance would be lower.  This comment also applies to the example.  The reference to separate account fees should be included in all three areas.

Response:  The statement regarding the effect of fees charged at the separate account level has been incorporated into the introduction to the fee table, the example, and performance sections of the Summary and Statutory Prospectus.

6.             Staff Comment:

Please strike the sentence in the Fee and Expense Table stating that no sales charges apply.  Please add the language from Item 3 of Form N-1A “Shareholder Fees (fees paid directly from your investment)” and indicate that there are none.  The Staff would like the fee and expense tables to be more uniform, allowing investors to compare fund fees more easily.

Response:  The Fee and Expense Table has been revised to match the form set out in Item 3 of Form N-1A.

7.             Staff Comment:

Please delete the header in the Fee and Expense Table referring to the share class.

Response:  The Fee and Expense Table has been revised to delete the reference to the share class.

8.             Staff Comment:

Please confirm supplementally that in the expense example, fee waivers are only reflected for the contractual period that they are in force.  Additionally, please delete the second example reflecting what expenses would have been without any fee waivers.

Response:  The expense example reflects waivers only for the contractual period that such waivers are in effect.  The second example has been deleted.

9.             Staff Comment

In the Portfolio Turnover section, please delete the phrase “and may result in higher taxes when Fund shares are held in a taxable account.”

Response:  The requested change has been made.

10.           Staff Comment:

Please review the disclosure on page 31 of the Statutory Prospectus regarding foreign securities and active trading, and determine whether these should be disclosed in Portfolio Strategies and Risks.

Response:  Per the Staff’s comment, we have reviewed the disclosure and have determined that neither investment in foreign securities nor active trading constitutes principal strategies or risks of the Portfolios at this time.

11.           Staff Comment:

With respect to the Summary and the Prospectus, any strategy disclosed in the Principal Investment Strategy section should relate to a risk disclosed in the Principal Risks section, and vice versa.  Please review the options risk disclosure and determine whether options should be disclosed as a principal strategy.

Response:  We have confirmed that options are disclosed both as a principal strategy and a principal risk in each Summary.

12.           Staff Comment.

In the performance section, provide a brief description of the index shown in the total return table.

Response:  Per the Staff’s comment, the description of the index has been added.

13.           Staff Comment.

In the performance section, please remove the parenthetical phrase “(before and after taxes).”

Response:  Per the Staff’s comment, the language has been deleted.

14.           Staff Comment.

In the performance section, you refer to a website.  Please confirm supplementally that the website will provide updated performance information for each Portfolio of the Trust.

Response:  We confirm that www.alger.com will include updated performance information for each Portfolio of the Trust.

15.           Staff Comment.

Per Item 5 of Form N-1A, please revise the titles in the section currently entitled “Portfolio Management” and delete the address for Fred Alger Management, Inc., and the years of service of each portfolio manager at Fred Alger Management, Inc.

Response:  Per the Staff’s comment, the section is now entitled “Management,” with a sub-heading entitled “Investment Manager” and a sub-heading entitled “Portfolio Manager” or “Portfolio Managers.”  Additionally, the address for Fred Alger Management, Inc., and each portfolio manager’s years of service at Fred Alger Management, Inc. has been removed.

16.           Staff Comment:

The Tax Information section may be misleading.  Please include a statement noting that distributions are generally not taxable for investments through insurance contracts.

Response:  A sentence referring the investor to the investment provider for detailed information regarding the tax advantaged nature of investment through insurance and variable annuity contracts or qualified pension or retirement plans has been added.

17.           Staff Comment:

The Payments to Broker Dealers and Other Financial Intermediaries section may not be applicable.  Please confirm supplementally that this section applies to the Trust.

Response:  Although a majority of the Trust’s shareholders invest through insurance company contracts, shareholders may invest in the Trust through broker dealers or financial intermediaries.  We believe the language applies, especially since variable annuities themselves can be sold through broker dealers, who typically receive trail fees from the insurance companies.

18.           Staff Comment:

Please confirm supplementally, as the last sentence in the Payments to Broker Dealers and Other Financial Intermediaries section suggests, that if investors visit their financial intermediary’s website they are reasonably likely to obtain more information about conflicts of interest.

Response:  The sentence has been deleted.

19.           Staff Comment:

The market capitalization range with respect to Alger Large Cap Growth Portfolio (“Large Cap”) seems to be too small to use the name “large cap.”  Please consider raising the 75% minimum in the next paragraph to 80%, or, changing the name of the Portfolio pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).  Additionally, please note the risks associated with concentrating investments in large capitalizations stocks.

Response:  As discussed with the Staff, the 75% minimum in the revised investment policy was raised to an 80% minimum, so Large Cap is in compliance with Rule 35d-1 under the 1940 Act.  Additionally, the disclosure has been revised to include “large cap stock risk” as a principal risk of investing in Large Cap.

20.           Staff Comment:

The fee waiver for Alger SMid Cap Growth Portfolio must extend a full year in order to reduce the expenses in the Fee and Expense Table.

Response:  As discussed with the Staff, the Summary has been revised to extend the waiver for the one year minimum period.

21.           Staff Comment:

In the Performance section of the Alger Growth & Income Portfolio Summary, please move the footnote after the total return table to the introductory paragraph.   Additionally please summarize the risks associated with investment in preferred stocks.

Response:  The language has been revised to reflect the Staff’s comments.

22.           Staff Comment:

With respect to Alger Balanced Portfolio, investment in mortgage-backed and asset-backed securities is disclosed in the risk section, but is not disclosed as a principal strategy.  Please  add appropriate disclosure.  Additionally, please consider revising the existing risk disclosure to be more concise.

Response:  The disclosure has been revised.

STATUTORY PROSPECTUS

23.           Staff Comment:

Item 9 of Form N-1A requires a broader, more expansive description of the Portfolios’ investment objectives, principal strategies and principal risks.  This disclosure should stand on its own as a full discussion of the Portfolios’ investment policies.  Page 31 of the Statutory Prospectus does not provide the market cap ranges associated with the Portfolios’ names, and includes no disclosure regarding the investment policies of Alger Balanced Portfolio and Alger Growth & Income Portfolio.

Response:  The requested disclosure has been added.

24.           Staff Comment:

The Performance section on page 42 does not include all of the indices mentioned in the Summaries.  Please revise.

Response:  As discussed with the Staff, there are 7 Portfolios in the Class I-2 Statutory Prospectus, and only 5 in the Class S Statutory Prospectus.  Additional benchmark disclosure relating to the 2 additional Portfolios is included in the Class I-2 Statutory Prospectus.  Additionally, if the benchmark descriptions were included in each Summary, we would prefer to delete this section.  The Staff agreed that this approach was appropriate.

25.           Staff Comment:

Are the investment strategies discussed in the “Additional Information About the Portfolios’ Investments” section principal strategies?  If so, they should be discussed in the responses to both Item 4 and Item 9.

Response:  The requested changes have been made.

SAI

26.           Staff Comment:

Please confirm that additional disclosure regarding the Board structure and the qualifications of the Trustees will be included in response to Item 17.

Response:  The disclosure has been added to the SAI.

I represent that the filing does not include any disclosure that would render it ineligible to become effective pursuant to Rule 485 (b) under the Securities Act.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833.

Very truly yours,

/s/ Lisa A. Moss, Esq.
Lisa A. Moss, Esq.

cc:           Hal Liebes, Esq.